Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 44.6%

Communication Services - 5.9%
Entertainment - 2.0%
Activision Blizzard, Inc.	20,145	$1,833,195
Electronic Arts, Inc.	12,644	1,810,621
Nexon Co. Ltd. (Japan)	127,800	3,877,886
Sea Ltd. - ADR (Taiwan)*	10,316	2,235,581
		9,757,283
Interactive Media & Services - 2.9%
Alphabet, Inc. - Class A*	3,192	5,832,933
Auto Trader Group plc (United Kingdom)[2]	19,105	147,291
Facebook, Inc. - Class A*	20,351	5,257,274
Tencent Holdings Ltd. - Class H (China)	34,428	3,067,649
		14,305,147
Media - 1.0%
Charter Communications, Inc. - Class A*	6,422	3,901,750
Comcast Corp. - Class A	2,517	124,768
Quebecor, Inc. - Class B (Canada)	15,570	372,584
S4 Capital plc (United Kingdom)*	34,171	231,756
		4,630,858
Total Communication Services		28,693,288
Consumer Discretionary - 4.9%
Distributors - 0.0%##
Genuine Parts Co.	269	25,254
Hotels, Restaurants & Leisure - 0.7%
Accor S.A. (France)*	2,330	78,348
Compass Group plc - ADR (United Kingdom)*	96,285	1,728,508
Compass Group plc (United Kingdom)*	8,575	153,173
Hilton Worldwide Holdings, Inc.	10,418	1,056,281
InterContinental Hotels Group plc (United Kingdom)*	1,255	77,317
Restaurant Brands International, Inc. (Canada)	2,711	156,425
Wyndham Hotels & Resorts, Inc.	1,709	99,413
		3,349,465
Household Durables - 0.7%
Garmin Ltd.	235	26,992
Nikon Corp. (Japan)	187,800	1,496,659
Sony Corp. - ADR (Japan)	20,235	1,936,692
Sony Corp. (Japan)	1,700	162,711
		3,623,054
Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	12,375	3,141,146
Amazon.com, Inc.*	1,619	5,190,838
Expedia Group, Inc.	49,580	6,152,878
		14,484,862

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
Dollar Tree, Inc.*	17,064	$1,734,726
Specialty Retail - 0.0%##
Best Buy Co., Inc.	428	46,575
The Home Depot, Inc.	761	206,094
		252,669
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG (Germany)*	435	137,930
lululemon athletica, Inc. *	468	153,822
VF Corp.	568	43,662
		335,414
Total Consumer Discretionary		23,805,444
Consumer Staples - 5.3%
Beverages - 2.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	16,145	1,013,466
The Coca-Cola Co.	61,196	2,946,587
Constellation Brands, Inc. - Class A.	188	39,655
Diageo plc (United Kingdom)	46,568	1,869,575
Heineken N.V. - ADR (Netherlands)	34,865	1,809,842
Heineken N.V. (Netherlands)	2,530	263,860
PepsiCo, Inc.	12,927	1,765,440
		9,708,425
Food & Staples Retailing - 0.4%
The Kroger Co.	1,179	40,676
Sysco Corp.	620	44,336
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	63,093	1,803,198
Walmart, Inc.	1,605	225,486
		2,113,696
Food Products - 1.6%
Archer-Daniels-Midland Co.	757	37,858
Conagra Brands, Inc.	825	28,545
Danone S.A. (France)	5,016	333,557
General Mills, Inc.	837	48,630
The Hershey Co.	292	42,468
Hormel Foods Corp.	570	26,710
The J.M. Smucker Co.	211	24,563
Mondelez International, Inc. - Class A	66,664	3,695,852
Nestle S.A. (Switzerland)	28,814	3,229,951
Tyson Foods, Inc. - Class A	526	33,827
		7,501,961
Household Products - 0.0%##
Colgate-Palmolive Co.	949	74,022
Kimberly-Clark Corp.	414	54,689
		128,711

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 1.3%
Beiersdorf AG (Germany)	2,045	$223,222
Unilever plc - ADR (United Kingdom)	99,902	5,828,283
		6,051,505
Total Consumer Staples		25,504,298
Energy - 4.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	1,610	32,345
Schlumberger N.V.	55,767	1,238,585
		1,270,930
Oil, Gas & Consumable Fuels - 4.7%
BP plc - ADR (United Kingdom)	36,396	808,719
Cabot Oil & Gas Corp.	219,294	4,019,659
Cameco Corp. (Canada)	173,074	2,149,579
ConocoPhillips	123,311	4,936,139
EOG Resources, Inc.	34,887	1,777,842
EQT Corp.	111,467	1,818,027
Exxon Mobil Corp.	48,134	2,158,329
Jonah Energy Parent LLC*3	5,224	78,360
Lonestar Resources US, Inc.*	6,758	33,722
Marathon Petroleum Corp.	980	42,297
Pioneer Natural Resources Co.	22,839	2,761,235
Royal Dutch Shell plc - Class B - ADR (Netherlands)	21,155	738,098
TOTAL SE - ADR (France)	22,003	925,886
Tourmaline Oil Corp. (Canada)	31,965	455,447
Valero Energy Corp.	587	33,124
		22,736,463
Total Energy		24,007,393
Financials - 3.6%
Banks - 0.3%
Bank of America Corp.	5,143	152,490
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	4,748	144,387
Citigroup, Inc.	1,592	92,320
Fifth Third Bancorp	1,057	30,579
FinecoBank Banca Fineco S.p.A. (Italy)*	36,610	569,278
JP Morgan Chase & Co.	1,671	215,007
The PNC Financial Services Group, Inc.	349	50,088
Regions Financial Corp.	1,522	25,889
Truist Financial Corp.	1,507	72,306
U.S. Bancorp	1,582	67,789
Wells Fargo & Co.	3,278	97,947
		1,518,080
Capital Markets - 1.4%
Deutsche Boerse AG (Germany)	2,435	390,947

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	32,969	$3,638,129
Moody’s Corp.	5,338	1,421,296
S&P Global, Inc.	3,646	1,155,782
		6,606,154
Consumer Finance - 0.5%
American Express Co.	20,365	2,367,635
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. - Class B*	17,141	3,905,920
Insurance - 0.6%
Admiral Group plc (United Kingdom)	12,060	475,295
The Allstate Corp.	377	40,407
Chubb Ltd.	456	66,425
Cincinnati Financial Corp.	196	16,482
The Hartford Financial Services Group, Inc.	530	25,450
The Travelers Companies, Inc.	307	41,844
W. R. Berkley Corp.	37,178	2,310,241
		2,976,144
Total Financials		17,373,933
Health Care - 6.1%
Biotechnology - 1.2%
AbbVie, Inc.	1,308	134,044
BioMarin Pharmaceutical, Inc.*	26,455	2,189,945
Gilead Sciences, Inc.	1,215	79,704
Incyte Corp.*	13,040	1,170,340
Vertex Pharmaceuticals, Inc.*	10,895	2,495,826
		6,069,859
Health Care Equipment & Supplies - 2.1%
Alcon, Inc. (Switzerland)*	69,498	4,983,701
Getinge AB - Class B (Sweden)	16,430	423,800
IDEXX Laboratories, Inc.*	4,165	1,993,702
Medtronic plc	22,105	2,460,950
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	156,000	291,341
		10,153,494
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	235	30,350
Life Sciences Tools & Services - 0.4%
Gerresheimer AG (Germany)	1,310	139,501
Thermo Fisher Scientific, Inc.	3,810	1,941,957
		2,081,458
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	1,773	108,915
Dechra Pharmaceuticals plc (United Kingdom)	3,750	184,857

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	552	$114,799
Johnson & Johnson	34,388	5,609,714
Merck & Co., Inc.	1,885	145,277
Novartis AG - ADR (Switzerland)	44,752	4,048,713
Perrigo Co. plc	5,045	215,422
Pfizer, Inc.	4,379	157,206
Viatris, Inc.*	500	8,495
Zoetis, Inc.	5,650	871,513
		11,464,911
Total Health Care		29,800,072
Industrials - 2.0%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,040	104,580
General Dynamics Corp.	323	47,378
Lockheed Martin Corp.	261	83,995
Raytheon Technologies Corp.	1,259	84,013
		319,966
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	272	23,272
Airlines - 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	17,580	198,302
Ryanair Holdings plc - ADR (Ireland)*	19,024	1,808,612
		2,006,914
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	9,600	237,425
Johnson Controls International plc	1,166	58,090
Trane Technologies plc	1,355	194,239
		489,754
Commercial Services & Supplies - 0.4%
Bingo Industries Ltd. (Australia)[2]	22,189	54,346
Copart, Inc.*	16,470	1,807,582
Waste Management, Inc.	511	56,885
		1,918,813
Electrical Equipment - 0.0%##
Eaton Corp. plc	525	61,793
Emerson Electric Co.	826	65,543
Rockwell Automation, Inc.	157	39,019
		166,355
Industrial Conglomerates - 0.0%##
3M Co.	564	99,072
Honeywell International, Inc.	651	127,186
		226,258

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 0.1%
Caterpillar, Inc.	571	$104,402
Cummins, Inc.	224	52,510
Dover Corp.	183	21,318
Illinois Tool Works, Inc.	364	70,692
Parker-Hannifin Corp.	155	41,015
Stanley Black & Decker, Inc.	176	30,534
		320,471
Professional Services - 0.3%
Insperity, Inc.	21,736	1,706,059
Road & Rail - 0.4%
Norfolk Southern Corp.	8,245	1,950,932
Union Pacific Corp.	616	121,641
		2,072,573
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	3,610	282,782
Fastenal Co.	918	41,852
W. W. Grainger, Inc.	66	24,050
		348,684
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	13,200	77,221
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	850	84,821
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	628	98,414
		260,456
Total Industrials		9,859,575
Information Technology - 5.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	3,170	141,319
Electronic Equipment, Instruments & Components- 0.4%
CDW Corp.	13,855	1,824,149
IT Services - 3.2%
Accenture plc - Class A.	377	91,204
Adyen N.V. (Netherlands)*2	60	125,342
Automatic Data Processing, Inc.	327	53,994
International Business Machines Corp.	801	95,407
Keywords Studios plc (Ireland)*	2,609	97,401
Mastercard, Inc. - Class A	17,157	5,426,588
PayPal Holdings, Inc.*	15,352	3,597,127
StoneCo Ltd. - Class A (Brazil)*	3,051	219,367
Switch, Inc. - Class A	13,841	238,342
TravelSky Technology Ltd. - Class H (China)	109,000	242,865

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	28,628	$5,532,361
		15,719,998
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.	345	50,829
Intel Corp.	3,110	172,636
KLA Corp.	233	65,256
Micron Technology, Inc.*	23,324	1,825,569
QUALCOMM, Inc.	810	126,587
Skyworks Solutions, Inc.	188	31,819
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,840	223,597
Texas Instruments, Inc.	830	137,523
		2,633,816
Software - 1.2%
Microsoft Corp.	16,614	3,853,783
Oracle Corp.	1,641	99,166
ServiceNow, Inc.*	3,640	1,977,102
		5,930,051
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	354	23,520
Total Information Technology		26,272,853
Materials - 3.1%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	1,108	112,794
FMC Corp.	23,953	2,593,870
International Flavors & Fragrances, Inc.	139	15,621
Linde plc (United Kingdom)	349	85,644
LyondellBasell Industries N.V. - Class A	497	42,623
PPG Industries, Inc.	253	34,082
		2,884,634
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	3,620	1,040,424
Vulcan Materials Co.	12,940	1,929,872
		2,970,296
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	226,033	3,539,677
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	26,313	1,837,963
Barrick Gold Corp. (Canada)	78,729	1,761,168
Newmont Corp.	29,657	1,767,557
Nucor Corp.	607	29,579
		5,396,267
Total Materials		14,790,874

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.4%
Agree Realty Corp.	2,878	$181,890
American Campus Communities, Inc.	2,870	118,129
American Homes 4 Rent - Class A	9,039	273,249
American Tower Corp.	9,490	2,157,646
Americold Realty Trust.	7,866	274,602
Apartment Income REIT Corp.*	1,533	59,434
Apple Hospitality REIT, Inc.	11,746	146,590
AvalonBay Communities, Inc.	1,071	175,291
Brandywine Realty Trust	7,649	84,139
Camden Property Trust	1,876	191,633
CareTrust REIT, Inc.	3,790	85,123
Community Healthcare Trust, Inc.	3,592	160,634
Cousins Properties, Inc.	7,631	240,682
Crown Castle International Corp.	989	157,508
Digital Realty Trust, Inc.	2,856	411,121
Douglas Emmett, Inc.	4,456	123,476
Duke Realty Corp.	5,964	235,936
Equinix, Inc.	5,212	3,856,672
Equity LifeStyle Properties, Inc.	4,220	256,745
Essex Property Trust, Inc.	565	135,380
Extra Space Storage, Inc.	923	105,028
First Industrial Realty Trust, Inc.	4,316	175,402
Flagship Communities REIT	4,616	71,686
Getty Realty Corp.	4,432	117,758
Healthcare Realty Trust, Inc.	4,774	143,268
Healthcare Trust of America, Inc. - Class A	5,990	169,217
Healthpeak Properties, Inc.	7,891	233,968
Hibernia REIT plc (Ireland)	53,888	71,674
Invitation Homes, Inc.	14,151	417,171
Kilroy Realty Corp.	3,233	183,085
Lamar Advertising Co. - Class A	1,450	117,131
Life Storage, Inc.	2,098	171,155
Mid-America Apartment Communities, Inc.	2,540	337,185
Prologis, Inc.	8,613	888,862
Public Storage.	1,632	371,476
Realty Income Corp.	1,506	88,944
Rexford Industrial Realty, Inc.	2,991	146,380
SBA Communications Corp.	8,552	2,297,666
STAG Industrial, Inc.	3,104	92,499
Sun Communities, Inc.	2,571	367,987
Terreno Realty Corp.	2,198	124,363
UDR, Inc.	4,826	185,560

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	1,676	$101,566
Total Real Estate		16,304,911
TOTAL COMMON STOCKS
(Identified Cost $178,083,375)		216,412,641

CORPORATE BONDS - 14.8%

Non-Convertible Corporate Bonds- 14.8%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 4.25%, 3/1/2027	1,018,000	1,182,094
Lumen Technologies, Inc., 7.50%, 4/1/2024	95,000	107,093
Verizon Communications, Inc., 4.272%, 1/15/2036	3,050,000	3,709,238
		4,998,425
Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,070,000	2,327,648
Media - 0.6%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[2].	95,000	95,475
Comcast Corp., 3.25%, 11/1/2039	2,546,000	2,770,679
TEGNA, Inc., 4.625%, 3/15/2028[2]	100,000	101,375
		2,967,529
Total Communication Services		10,293,602
Consumer Discretionary - 1.2%
Automobiles - 0.1%
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	200,000	212,750
PM General Purchaser LLC, 9.50%, 10/1/2028[2]	125,000	137,331
		350,081
Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/2026[2]	155,000	162,474
Hotels, Restaurants & Leisure - 0.0%##
Affinity Gaming, 6.875%, 12/15/2027[2]	100,000	105,000
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	119,000	134,321
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	195,000	202,800
Taylor Morrison Communities, Inc. - Taylor Morrison Holdings II, Inc., 5.875%, 4/15/2023[2]	80,000	84,767

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	135,000	$147,319
		569,207
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	3,000,000	3,329,003
Expedia Group, Inc., 6.25%, 5/1/2025[2].	1,129,000	1,304,727
		4,633,730
Total Consumer Discretionary		5,820,492
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[2]	150,000	149,344
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	144,000	159,840
Total Consumer Staples		309,184
Energy - 3.1%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc., 6.00%, 2/1/2028	160,000	149,466
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Partners LP - Antero Midstream Finance Corp., 5.75%, 1/15/2028[2]	103,000	103,000
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 8.25%, 12/31/2028[2]	95,000	96,683
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	187,500
Bruin E&P Partners LLC, 8.875%, 8/1/2023[4,5]	513,000	12,825
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[2]	114,000	116,850
DCP Midstream Operating LP, 8.125%, 8/16/2030	84,000	111,001
Energy Transfer Operating LP, 6.50%, 2/1/2042	2,728,000	3,304,986
EQT Corp., 8.75%, 2/1/2030[6]	120,000	152,400
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,299,000	3,135,040
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	155,000	131,249
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,000
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	145,000	151,344

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC - NGL Energy Finance Corp., 7.50%, 2/1/2026[2]	100,000	$100,980
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	140,000	127,750
Occidental Petroleum Corp., 8.875%, 7/15/2030	103,000	129,342
PDC Energy, Inc., 5.75%, 5/15/2026	103,000	104,929
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,211,000	3,884,157
Talos Production, Inc., 12.00%, 1/15/2026[2]	150,000	142,125
The Williams Companies, Inc., 3.75%, 6/15/2027	2,217,000	2,514,470
		14,662,631
Total Energy		14,812,097
Financials - 2.4%
Banks - 1.5%
Bank of America Corp., 4.00%, 1/22/2025	1,578,000	1,758,260
Citigroup, Inc., 4.45%, 9/29/2027	2,135,000	2,486,992
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[7]	2,838,000	3,032,841
		7,278,093
Capital Markets - 0.4%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[2]	155,000	172,050
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Fin, 3.875%, 2/15/2026[2]	250,000	251,736
LPL Holdings, Inc., 4.625%, 11/15/2027[2]	95,000	99,156
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025[2]	115,000	122,317
3.75%, 6/17/2026[2]	1,290,000	1,321,575
StoneX Group, Inc., 8.625%, 6/15/2025[2]	208,000	225,420
		2,192,254
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	155,000	169,822
OneMain Finance Corp., 7.125%, 3/15/2026	108,000	126,360
PRA Group, Inc., 7.375%, 9/1/2025[2]	145,000	155,513
SLM Corp.
5.125%, 4/5/2022	227,000	232,108
4.20%, 10/29/2025	185,000	196,155
		879,958
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	133,000	132,667

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Owl Rock Capital Corp., 3.40%, 7/15/2026	150,000	$153,681
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	100,000	101,000
		387,348
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[2].	190,000	202,588
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	185,000	184,537
Starwood Property Trust, Inc., 4.75%, 3/15/2025	160,000	161,154
		345,691
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp., 5.25%, 8/15/2028	155,000	165,850
Radian Group, Inc., 4.875%, 3/15/2027	195,000	210,356
		376,206
Total Financials		11,662,138
Health Care - 0.5%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[2]	115,000	123,625
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,617,000	1,862,032
Pharmaceuticals - 0.1%
Bausch Health Companies, Inc., 5.00%, 1/30/2028[2]	149,000	153,515
P&L Development LLC - PLD Finance Corp., 7.75%, 11/15/2025[2]	145,000	155,150
		308,665
Total Health Care		2,294,322
Industrials - 3.0%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	85,000	99,237
Airlines - 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	225,000	249,862
Southwest Airlines Co., 5.25%, 5/4/2025	2,237,000	2,567,720
		2,817,582

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
Matthews International Corp., 5.25%, 12/1/2025[2]	150,000	$152,813
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	135,000	147,798
		300,611
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	145,000	147,538
Fluor Corp., 3.50%, 12/15/2024	100,000	99,468
Tutor Perini Corp., 6.875%, 5/1/2025[2]	200,000	202,875
		449,881
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	20,000	21,281
Industrial Conglomerates - 0.4%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.554%[7,8]	2,321,000	2,192,277
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	200,000	202,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[2]	97,000	106,215
		308,215
Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,590,000	2,846,912
Air Lease Corp.
3.75%, 6/1/2026	1,913,000	2,101,962
3.625%, 4/1/2027	535,000	580,751
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,301,130
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[2]	1,384,000	1,421,185
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	98,000	110,809
		8,362,749
Total Industrials		14,551,833
Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	98,000	108,662

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 0.0%##
LogMeIn, Inc., 5.50%, 9/1/2027[2]	88,000	$92,070
Total Information Technology		200,732
Materials - 0.1%
Chemicals - 0.0%##
WR Grace & Co., 5.625%, 10/1/2024[2]	90,000	97,669
Metals & Mining - 0.1%
Hudbay Minerals, Inc. (Peru), 6.125%, 4/1/2029[2]	95,000	100,700
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	120,000	122,964
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	155,000	164,396
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	83,000	93,620
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,9]	497,000	50
		481,730
Total Materials		579,399

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.3%
American Tower Corp., 3.80%, 8/15/2029	2,793,000	3,168,527
Camden Property Trust, 2.80%, 5/15/2030	2,378,000	2,581,606
Crown Castle International Corp., 3.10%, 11/15/2029	2,332,000	2,527,813
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[2]	103,000	103,644
Iron Mountain, Inc., 4.50%, 2/15/2031[2]	109,000	111,452
MGM Growth Properties Operating Partnership LP - MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029[2]	100,000	101,687
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	537,476
2.328%, 1/15/2028[2]	1,800,000	1,905,196
		11,037,401
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 5.00%, 3/1/2028[2]	98,000	102,042
Realogy Group LLC - Realogy Co-Issuer Corp., 5.75%, 1/15/2029[2]	70,000	71,488
		173,530
Total Real Estate		11,210,931

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.0%##
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	95,000	$75,466
TOTAL CORPORATE BONDS
(Identified Cost $67,195,239)		71,810,196

MUTUAL FUND - 0.8%

iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $3,957,280)	64,425	3,943,454

U.S. TREASURY SECURITIES - 16.0%

U.S. Treasury Bonds - 2.0%
U.S. Treasury Bond
3.875%, 8/15/2040	3,420,000	4,737,235
3.00%, 5/15/2047	3,967,000	4,973,936
Total U.S. Treasury Bonds
(Identified Cost $9,217,584)		9,711,171
U.S. Treasury Notes - 14.0%
U.S. Treasury Note
2.625%, 5/15/2021	9,533,000	9,601,518
2.50%, 5/15/2024	13,735,000	14,761,906
2.00%, 8/15/2025	31,745,000	34,068,833
1.625%, 5/15/2026	9,135,000	9,672,038
Total U.S. Treasury Notes
(Identified Cost $68,183,003)		68,104,295
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $77,400,587)		77,815,466

ASSET-BACKED SECURITIES - 7.3%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2]	476,498	479,137
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026[2]	191,531	194,462
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	978,238	996,969
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	859,370	867,852
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada), 1.99%, 5/15/2029[2]	86,586	86,641
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,379,035	1,418,136

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	1,583,000	$1,618,326
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,230,000	2,256,678
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2].	1,590,182	1,654,606
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.979%, 12/17/2036[2,10]	580,087	580,087
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.279%, 12/17/2036[2,10]	477,000	479,157
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.64%, 6/25/2031[10]	1,326,854	1,310,634
Series 2019-CA, Class A1, 2.82%, 2/15/2068[2]	82,523	82,669
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.18%, 6/25/2069[2,10]	1,990,346	2,028,369
Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	1,391,568	1,407,085
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.83%, 2/25/2045[2,10]	338,301	336,259
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.76%, 1/25/2037[2,10]	468,326	464,547
Series 2014-5A, Class A, (1 mo. LIBOR US + 0.550%), 0.68%, 7/25/2046[2,10]	1,793,789	1,773,726
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.73%, 9/25/2047[2,10]	668,507	665,180
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	60,000	61,947
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,371,000	1,406,872
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	1,595,626	1,646,759
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 0.368%, 10/25/2029[10]	1,072,386	1,062,941
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,500,000	2,623,434
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,879,000	1,957,316

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025[2]	44,404	$44,494
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	286,755	289,481
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	84,879	85,724
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	112,724	114,161
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	253,680	259,631
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	996,746	1,026,178
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,126,000	1,164,871
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[2]	79,812	80,013
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,11]	899,247	917,205
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,11]	702,325	715,364
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.13%, 10/25/2048[2,10]	680,674	684,583
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,507,452	1,554,185
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	58,000	58,554
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,250,000	1,254,703
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $35,109,853)		35,708,936

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,11]	269,734	277,483
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,11]	312,262	318,772
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,11]	807,711	831,446
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,11]	578,229	588,454
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,11]	356,988	363,593
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,11]	149,122	152,903
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	375,358	388,828
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[11]	1,446,690	1,573,296

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	$1,642,965
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014, Class X1 (IO), 1.193%, 4/25/2021[11]	3,448,954	2,979
Series K016, Class X1 (IO), 1.481%, 10/25/2021[11]	4,772,846	19,179
Series K017, Class X1 (IO), 1.284%, 12/25/2021[11]	7,619,165	44,863
Series K021, Class X1 (IO), 1.403%, 6/25/2022[11]	11,098,913	152,023
Series K030, Class X1 (IO), 0.169%, 4/25/2023[11]	57,276,060	195,151
Series K032, Class X1 (IO), 0.088%, 5/25/2023[11]	36,243,406	89,348
Freddie Mac REMICS
Series 4791, Class BA, 4.00%, 3/15/2044	327,487	331,290
Series 4801, Class BA, 4.50%, 5/15/2044	129,453	130,311
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2].	143,094,329	216,630
Series 2014-K37, Class B, 4.560%, 1/25/2047[2,11]	1,977,000	2,172,425
Series 2014-K41, Class B, 3.833%, 11/25/2047[2,11]	48,000	52,494
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,363,982	1,427,761
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.126%, 10/15/2036[2,10]	1,342,000	1,335,254
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,11]	259,623	263,651
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,11]	289,206	295,167
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,11]	540,954	554,525
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,11]	34,261	34,992
Series 2017-3, Class 1A5, 3.50%, 8/25/2047[2,11]	71,424	71,395
Series 2017-6, Class A5, 3.50%, 12/25/2048[2,11]	190,824	191,312
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,11]	450,849	484,589
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,11]	534,745	570,422
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,11]	629,768	673,963

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,11]		673,911	$689,333
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[11]		583,621	589,391
Series 2013-6, Class A2, 3.00%, 5/25/2043[11]		1,042,615	1,059,545
Series 2013-7, Class A2, 3.00%, 6/25/2043[11]		337,959	343,449
Series 2013-8, Class A1, 3.00%, 6/25/2043[11]		456,580	464,027
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,11]		247,910	252,759
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,11]		213,225	217,364
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,11]		22,645	22,861
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.596%, 11/15/2027[2,10]		1,910,953	1,414,105
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,11]		235,264	237,986
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.176%, 12/15/2033[2,10]		1,204,000	1,200,991
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,11]		251,946	258,701
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $22,331,267)			22,197,976

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	350,487
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	3,460,000	169,886
(Mexico), 6.50%, 6/9/2022	MXN	5,621,000	282,413
(Mexico), 7.75%, 5/29/2031	MXN	1,081,000	61,682
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	228,902
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	399,644
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025[2]		200,000	215,024
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,918,806)			1,708,038

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

MUNICIPAL BONDS - 1.3%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028	2,530,000	$2,543,333
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,835,000	1,956,440
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	685,000	710,564
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	955,000	995,435

TOTAL MUNICIPAL BONDS
(Identified Cost $6,096,215)		6,205,772

U.S. GOVERNMENT AGENCIES - 8.2%

Mortgage-Backed Securities - 6.1%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	4,189	4,200
Pool #995233, UMBS, 5.50%, 10/1/2021	12	12
Pool #888017, UMBS, 6.00%, 11/1/2021	1,581	1,591
Pool #995329, UMBS, 5.50%, 12/1/2021	2,205	2,220
Pool #888136, UMBS, 6.00%, 12/1/2021	2,578	2,602
Pool #888810, UMBS, 5.50%, 11/1/2022	6,501	6,536
Pool #AD0462, UMBS, 5.50%, 10/1/2024	8,141	8,573
Pool #MA3463, UMBS, 4.00%, 9/1/2033	1,008,427	1,071,088
Pool #MA1834, UMBS, 4.50%, 2/1/2034	431,362	477,870
Pool #MA1903, UMBS, 4.50%, 5/1/2034	411,903	456,322
Pool #745418, UMBS, 5.50%, 4/1/2036	366,401	428,005
Pool #889576, UMBS, 6.00%, 4/1/2038	278,692	332,282
Pool #MA3412, UMBS, 3.50%, 7/1/2038	688,408	733,176
Pool #995196, UMBS, 6.00%, 7/1/2038	597,009	718,740
Pool #AD0207, UMBS, 6.00%, 10/1/2038	102,312	122,929
Pool #AD0220, UMBS, 6.00%, 10/1/2038	30,740	36,929
Pool #AD0307, UMBS, 5.50%, 1/1/2039	8,490	9,963
Pool #MA0258, UMBS, 4.50%, 12/1/2039	548,198	614,724
Pool #AL1595, UMBS, 6.00%, 1/1/2040	376,523	450,265

Investment Portfolio - January 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL0152, UMBS, 6.00%, 6/1/2040	564,084	$672,365
Pool #MA4204, UMBS, 2.00%, 12/1/2040	3,422,743	3,534,060
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,371,145	3,557,501
Pool #AL7068, UMBS, 4.50%, 9/1/2042	172,402	193,701
Pool #AX5234, UMBS, 4.50%, 11/1/2044	549,592	605,385
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	406,801	441,201
Pool #BD1381, UMBS, 3.50%, 6/1/2046	114,063	122,849
Pool #BE7845, UMBS, 4.50%, 2/1/2047	140,186	153,751
Pool #AL8674, 5.641%, 1/1/2049	1,468,860	1,707,038
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	4,061	4,118
Pool #G12655, 6.00%, 5/1/2022	3,073	3,120
Pool #G12988, 6.00%, 1/1/2023	3,723	3,832
Pool #G13078, 6.00%, 3/1/2023	5,596	5,749
Pool #G13331, 5.50%, 10/1/2023	3,352	3,466
Pool #C91762, 4.50%, 5/1/2034	555,505	614,014
Pool #C91771, 4.50%, 6/1/2034	8,726	9,669
Pool #C91780, 4.50%, 7/1/2034	11,891	13,175
Pool #SB8088, UMBS, 1.50%, 2/1/2036	3,200,000	3,280,666
Pool #G03696, 5.50%, 1/1/2038	908	1,066
Pool #G03781, 6.00%, 1/1/2038	129,682	154,054
Pool #G03926, 6.00%, 2/1/2038	152,499	183,102
Pool #G04731, 5.50%, 4/1/2038	162,094	190,202
Pool #G08273, 5.50%, 6/1/2038	200,512	235,393
Pool #G04601, 5.50%, 7/1/2038	12,509	14,640
Pool #G04587, 5.50%, 8/1/2038	11,960	14,038
Pool #G05900, 6.00%, 3/1/2040	67,443	79,246
Pool #G05906, 6.00%, 4/1/2040	90,181	108,395
Pool #A92889, 4.50%, 7/1/2040	947,228	1,066,175
Pool #RB5100, UMBS, 2.00%, 2/1/2041	2,600,000	2,691,777
Pool #G60183, 4.00%, 12/1/2044	383,103	418,348
Pool #Q37592, 4.00%, 12/1/2045	190,105	208,890
Pool #G08772, 4.50%, 7/1/2047	142,817	155,530
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	297,049	316,878
Pool #SD8107, UMBS, 2.50%, 11/1/2050	3,441,072	3,622,634
Total Mortgage-Backed Securities
(Identified Cost $29,062,926)		29,864,055

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 2.1%
Federal National Mortgage Association, 0.75%, 10/8/2027
(Identified Cost $10,023,417)	9,990,000	$9,954,879
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $39,086,343)		39,818,934

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[12]
(Identified Cost $6,190,278)	6,190,278	6,190,278

TOTAL INVESTMENTS - 99.2%
(Identified Cost $437,369,243)		481,811,691
OTHER ASSETS, LESS LIABILITIES - 0.8%		3,820,257
NET ASSETS - 100%		$485,631,948

Investment Portfolio - January 31, 2021

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $66,281,491, which represented 13.6% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on January 17, 2019 and on dates between March 26, 2020 and September 18, 2020 at an aggregate cost of $49,397. The value of the security at January 31, 2021 was $12,825, or less than 0.1% of the Series’ Net Assets.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2021.

8Security is perpetual in nature and has no stated maturity date.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $89,149. The value of the security at January 31, 2021 was $50, or less than 0.1% of the Series’ Net Assets.

10 Floating rate security. Rate shown is the rate in effect as of January 31, 2021.

11Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.

12 Rate shown is the current yield as of January 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$28,693,288	$21,368,706	$7,324,582	$—
Consumer Discretionary	23,805,444	21,699,306	2,106,138	—

Investment Portfolio - January 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Staples	$25,504,298	$18,570,667	$6,933,631	$—
Energy	24,007,393	23,929,033	—	78,360
Financials	17,373,933	15,938,413	1,435,520	—
Health Care	29,800,072	28,760,573	1,039,499	—
Industrials	9,859,575	9,180,442	679,133	—
Information Technology	26,272,853	25,807,245	465,608	—
Materials	14,790,874	14,678,080	112,794	—
Real Estate	16,304,911	16,233,237	71,674	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	117,634,400	—	117,634,400	—
States and political subdivisions (municipals)	6,205,772	—	6,205,772	—
Corporate debt:
Communication Services	10,293,602	—	10,293,602	—
Consumer Discretionary	5,820,492	—	5,820,492	—
Consumer Staples	309,184	—	309,184	—
Energy	14,812,097	—	14,812,097	—
Financials	11,662,138	—	11,662,138	—
Health Care	2,294,322	—	2,294,322	—
Industrials	14,551,833	—	14,551,833	—
Information Technology	200,732	—	200,732	—
Materials	579,399	—	579,399	—
Real Estate	11,210,931	—	11,210,931	—
Utilities	75,466	—	75,466	—
Asset-backed securities	35,708,936	—	35,708,936	—
Commercial mortgage-backed securities	22,197,976	—	22,197,976	—
Foreign government bonds	1,708,038	—	1,708,038	—
Mutual fund	3,943,454	3,943,454	—	—
Short-Term Investment	6,190,278	6,190,278	—	—
Total assets	$481,811,691	$206,299,434	$275,433,897	$78,360

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.